Other Income - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Mar. 30, 2017	Mar. 31, 2017	Jun. 30, 2017
Disclosure of other operating income [line items]
Proceeds relative to the Mercator Minerals bankruptcy		$ 1,000	$ 1,022
Primero Mining Corp [member]
Disclosure of other operating income [line items]
Guarantee fee as percentage of outstanding loan in connection with guarantee and extensions of guarantee	5.00%